NON-CURRENT ASSETS HELD FOR SALE - Roll forward - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncurrent assets held-for-sale [abstract]
Balance at the beginning of the year	$ 105,214	$ 101,184	$ 92,830
Additions	58,993	102,486	72,466
Assets sold, net	(51,651)	(57,229)	(121,178)
Increase / decrease by changes in fair value	(867)	(4,662)	(70)
Reclassifications	(40,708)	(44,457)	62,058
Effect of movements in exchange rates		4,501	(7,094)
Assets of disposal group classified as held for sale	18,199,621
Discontinued operations	(13,989)	3,391	2,172
Balance at year end balance	$ 18,256,613	$ 105,214	$ 101,184